Borrowings - Total Loans (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt [Abstract]
Total borrowings	$ 249,210	$ 222,605
Less: current portion of long-term debt	(38,496)	(27,626)
Less: current portion financial liability	(8,237)	(7,665)
Less: Deferred financing costs	(3,552)	(3,644)
Total long-term borrowings, net	$ 198,925	$ 183,670